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Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 15

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2026
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,850,125
California 95.6%
Align Affordable Housing Bond Fund LP ,
a,b
Breezewood 2019 LP , Revenue , 144A, FRN , 2020-3 TR , A , 5.3% , 8/01/30 ....... 11,700,335 11,693,197
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,567,912
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/50 ........ 1,775,000 1,773,133
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 314,270
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,326,229
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 667,188
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 725,277
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 414,377
California Community Choice Financing Authority ,
c
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,356,926
c
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 19,150,000 19,122,625
c
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,248,032
c
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 25,485,000 26,035,603
c
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,074,285
c
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 13,040,704
Revenue , 2025 G , 5% , 12/01/35 ....................................... 15,000,000 16,247,836
c
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 12,400,000 13,118,703
Revenue , 2026 B , 5% , 3/01/36 ........................................ 6,850,000 7,119,770
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,804,581
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 617,305
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,114,672
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,632,105
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,344,024
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,215,000 2,981,299
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,487,558
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,237,332
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 293,394
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 578,240
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 620,818
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,302,597
Leland Stanford Junior University (The) , Revenue , U-7 , 5% , 6/01/46 ............ 9,485,000 10,780,359
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 10,350,000 11,480,656
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,039,281
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,254,433
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,014,493
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,773,116
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,518,790
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,023,100
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,021,427
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 771,263
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 740,037

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... $ 1,025,000 $ 1,041,668
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,464,218
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,975,000 16,613,698
California Enterprise Development Authority ,
Milken Community School , Revenue , 2026 A , 5% , 7/01/33 ................... 4,000,000 4,403,906
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 542,962
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 636,115
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 263,446
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 467,012
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,529,809
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,044,676
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,529,377
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,005,863
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,143,954
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,510,056
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,274,486
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,222,871
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,624,866
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,683
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,498,483 4,586,170
a,d
Revenue , 144A, 2026 U-1 , I , 5.8% , 4/01/36 .............................. 4,600,000 4,541,131
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 8,865,132 7,432,281
California Infrastructure & Economic Development Bank , Academy of Motion Picture
Arts and Sciences Obligated Group , Revenue , 2020 A , 5% , 11/01/30 ........... 7,260,000 8,092,298
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,921,274
a
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 6,500,000 6,670,771
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 3,500,000 3,416,700
Special Tax , 2025 B , 5% , 9/01/45 ...................................... 1,250,000 1,258,841
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 545,000 514,078
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 595,360
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,036,635
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 121,332
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 120,716
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 155,156
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 159,036
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 182,123
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 165,652
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 3% , 8/15/31 ............................................ 80,000 77,308
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/41 ............................................ 590,000 542,546
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/56 ............................................ 540,000 429,675
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,720,394
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,826,674
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,298,400
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,535,727

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... $ 1,130,000 $ 1,139,544
Community Facilities District No. 2022-27 , Special Tax , 2025 , 5.125% , 9/01/45 .... 1,580,000 1,614,166
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 670,000 675,690
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,355,085
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,737,481
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,336,014
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,515,538
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,047,017
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,313,464
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,014,356
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 200,000 199,578
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 280,000 278,064
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 246,826
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 25,000 24,465
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 110,000 106,497
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 250,000 239,455
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 212,179
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,945
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 119,723
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 252,903
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 127,647
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 270,822
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 285,664
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,086,660
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,708,475
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 913,480
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,631,591
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 4,874,421
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,875,283
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,079,929
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,634,058
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,803,297
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,988,567
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,737,286
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,170,281
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/28 ..... 1,400,000 1,409,268
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,007,689
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/30 ..... 1,350,000 1,357,842
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,258,521
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,628,657
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 906,537
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,307,774
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,330,883
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 102,138

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... $ 250,000 $ 258,579
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/29 ....................................................... 250,000 260,312
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/30 ....................................................... 210,000 219,274
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/31 ....................................................... 435,000 454,139
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,248,708
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,500,846
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,252,392
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,608,090
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,815,920
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 10,000,000 10,080,015
Scripps College , Revenue , 2025 , 5% , 7/01/50 ............................ 3,395,000 3,489,126
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,866,675
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,070,010
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,017,271
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,016,467
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,025,530
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,459,124
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 3,875,000 3,987,196
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,689,160
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/28 .......... 4,170,000 4,314,757
c
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 667,960
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 654,397
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,707,714
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 270,000 270,916
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,519,566
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 301,425
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 326,475
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 595,000 616,600
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,559,321
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 311,343
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 30,500,000 31,923,664
California Statewide Communities Development Authority ,
Special Assessment , 2025 C-1 , 5% , 9/02/45 .............................. 3,665,000 3,771,431
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 455,000 477,097
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 220,188
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,835,000 3,898,638
Special Tax , 2025 A , 5% , 9/02/45 ...................................... 5,745,000 5,911,834
Special Tax , 2025 B , 5% , 9/02/45 ...................................... 1,410,000 1,450,946
Special Tax , 2025 C-2 , 5% , 9/02/46 .................................... 860,000 879,684

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ $ 500,000 $ 517,349
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 512,626
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 677,035
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,085,167
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/55 ........................................................ 14,425,000 14,689,377
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 .................... 5,000,000 4,697,712
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,071,958
Central Valley Energy Authority , Revenue , 2026 , 5% , 8/01/34 .................. 3,480,000 3,663,177
e
Cerritos Community College District , GO , 2012 D , 3.56%, 8/01/36 ............... 6,130,000 4,268,928
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,355,070
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 753,986
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 792,500
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,699,317
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 2,125,000 2,165,546
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% ,
9/01/50 ........................................................ 1,500,000 1,516,441
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,147,349
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,053,875
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,248,808
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 390,013
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,044,826
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,172,659
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 928,563
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 935,000 977,266
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,113,112
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 520,000 543,540
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 933,869
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,055,356
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,343,788
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 ....... 1,200,000 1,202,318
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,003,239
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 823,240
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 253,060
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 548,788
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 379,529
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,385,940
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Improvement Area KK , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 400,000 355,950
Community Facilities District No. 2015-4 , Special Tax , 2026 , 5% , 9/01/46 ........ 475,000 484,781

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lincoln ,
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/37 ........ $ 1,215,000 $ 1,276,372
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 850,000 846,732
City of Long Beach , Harbor , Revenue , 2019 A , 5% , 5/15/38 .................... 2,000,000 2,105,225
City of Los Angeles ,
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,448,240
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... 5,800,000 5,938,959
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,927,019
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,654,476
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,288,118
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 7,940,938
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,855,058
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,460,912
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 10,926,269
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,178,292
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 627,979
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/31 ............. 2,815,000 2,874,396
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/31 ............. 2,685,000 2,814,537
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/36 ............. 2,500,000 2,585,155
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/39 ..... 2,800,000 2,769,282
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 246,594
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 327,469
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 741,997
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5% , 9/01/50 ...... 675,000 676,117
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5.125% , 9/01/55 ... 650,000 657,053
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/45 .................................................. 1,295,000 1,318,724
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/50 .................................................. 605,000 606,001
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/55 .................................................. 610,000 600,854
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.125% , 9/01/50 ............................... 750,000 750,362
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 185,231
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 186,768
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 185,919
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 221,123
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 253,677
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 255,388
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 282,279
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 231,393
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 267,280
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 287,543
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 229,330
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 615,000 616,428
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 715,000 737,698
City of Oakland , Community Facilities District No. 2023-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ......................................................... 865,000 870,154
City of Ontario ,
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 ........... 350,000 364,072
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/50 ........... 1,000,000 1,000,910

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ $ 895,000 $ 905,088
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,167,734
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 ............. 1,480,000 1,594,535
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5% , 9/01/38 ...................................... 250,000 262,466
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/46 ............................................ 330,000 335,290
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/51 ............................................ 650,000 644,371
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 855,000 844,605
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 585,000 571,003
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,523,856
City of Riverside , Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ............. 7,295,000 7,711,898
City of Roseville , Amoruso Ranch Community Facilities District No. 1 Improvement
Area No. 2 , Special Tax , 2025 , 5% , 9/01/45 .............................. 1,580,000 1,592,232
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 615,901
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,232,244
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,570,595
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,813,998
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,549,726
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,083,197
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,333,814
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................ 1,670,000 1,688,095
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,475,000 1,510,118
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,005,000 1,834,368
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/37 ... 4,090,000 4,450,530
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/42 ... 3,115,000 3,331,710
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 525,330
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,022,236
Community Facilities District No. 2014-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 2,000,000 2,019,343
County of Sacramento ,
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/35 ........... 1,000,000 1,005,376
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/36 ........... 2,000,000 2,010,203
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 173,000
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 367,525
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 110,321
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 49,696

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ $ 9,500,000 $ 8,121,242
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,404,707
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 9,300,000 9,431,859
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,498
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,675
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 .................. 8,000,000 7,504,970
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ............... 3,220,000 3,246,905
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,083,951
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. 2,500,000 2,288,179
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,110,494
Elsinore Valley Municipal Water District , Community Facilities District No. 2022-2 (Echo
Ridge) , Special Tax , 2026 , 5% , 9/01/50 ................................. 980,000 948,131
e
Escondido Union High School District , GO , 2009 , AG Insured , 3.58%, 8/01/36 ...... 4,225,000 2,936,319
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 18 ,
Special Tax , 2024 , 5% , 9/01/44 ....................................... 1,000,000 1,024,142
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,562,004
Revenue , 2013 A , Refunding , AG Insured , 5.3% , 1/15/29 .................... 19,895,000 21,393,752
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,523,087
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/45 .................... 725,000 725,193
Hemet Unified School District ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 1,190,000 1,195,045
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,025,191
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,176,869
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,104,845
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,030,693
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,154,682
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 700,000 707,941
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,220,000 1,221,634
Irvine Unified School District ,
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,022,625
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,942,255
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 793,555
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,115,221
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,452,990
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,612,588
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,656,963
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,793,087
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 195,164
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 273,326
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 276,048
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 263,596
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 304,437
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 334,676
Jurupa Community Services District ,
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,000,000 1,016,800
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/50 .......... 1,000,000 997,551
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ................... 14,675,000 15,268,102

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. $ 760,000 $ 673,829
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,604,920
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,703,646
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,571,294
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,096,349
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,651,752
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,000,382
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,401,028
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 3,001,353
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,591,571
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,625,637
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,509,743
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 10,535,000 11,052,108
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,111,055
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,084,811
Menifee Union School District ,
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,280,852
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 757,347
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 445,509
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 790,220
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,161,280
Menifee Union School District Public Financing Authority ,
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,263,115
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,565,970
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,501,511
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,551,673
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,576,022
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 120,632
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 130,015
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 138,754
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 152,427
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 750,000 755,243
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 925,000 925,492
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,455,000 1,473,303
Mt. San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ........ 6,000,000 6,345,372
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,440,357
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,410,999
Orange Unified School District , GO , 2022 , 5% , 8/01/41 ....................... 2,130,000 2,312,202
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,623,449
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,718,493
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,814,727
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,601,487
Perris Joint Powers Authority , Special Tax , 2025 , 5% , 9/01/45 .................. 2,825,000 2,856,638

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... $ 2,195,000 $ 2,261,043
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 57,062
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 5% ,
9/01/32 ........................................................ 100,000 107,970
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/34 ........................................................ 500,000 512,606
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/36 ........................................................ 715,000 727,859
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/40 ........................................................ 965,000 966,391
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,387,434
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,243,640
River Islands Public Financing Authority ,
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/45 600,000 645,803
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/50 815,000 852,260
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/45 .............................................. 1,100,000 1,183,972
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/50 .............................................. 1,950,000 2,039,150
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,850,830
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,161,701
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/45 ....................................... 1,400,000 1,424,584
Community Facilities District No. 33 , Special Tax , 2021 , 4% , 9/01/45 ........... 375,000 339,759
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/40 .......... 1,500,000 1,545,286
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,780,000 1,811,020
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,669,503
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,045,657
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,003,712
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,967,334
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,137,973
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,318,653
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,504,355
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,700,091
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 264,789
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 453,683
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,800,000 1,789,307
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 1,000,910
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 840,000 840,764
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,147,779
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 405,700
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,161,497

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... $ 2,695,000 $ 2,867,119
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,124,433
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 .............. 7,000,000 7,308,064
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,008,913
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,844,000
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,158,937
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,429,768
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,738,837
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,321,828
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,414,046
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ................... 605,000 613,023
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/33 ........ 2,250,000 2,339,470
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,159,481
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,088,602
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,060,318
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,324,935
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 8,957,934
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,416
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,111,040
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 357,744
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,227,694
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ...................... 2,765,000 2,819,087
e
San Mateo County Community College District , GO , 2005 A , NATL Insured , 2.82%,
9/01/30 ......................................................... 5,000,000 4,421,226
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............ 10,000,000 9,032,210
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,212
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 685,275
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 553,726
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/29 ......... 1,000,000 1,004,640
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/33 ......... 1,200,000 1,204,881
Southern California Public Power Authority ,
c
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 4,355,000 4,541,525
Los Angeles Department of Water & Power Power System , Revenue , 2025-1 , 5% ,
7/01/53 ........................................................ 10,000,000 10,228,123
State of California ,
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,410,103
GO , 5% , 4/01/30 .................................................. 3,725,000 3,992,803
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,094,264
GO , 5.75% , 10/01/31 ............................................... 15,000,000 16,106,384
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,224,265
GO , 5% , 9/01/37 .................................................. 14,665,000 16,286,557
GO , 5% , 8/01/45 .................................................. 10,000,000 10,799,643
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,512,651
Temecula Public Financing Authority , Community Facilities District No. 23-02 , Special
Tax , 2025 , 5% , 9/01/45 ............................................. 2,300,000 2,335,153

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... $ 1,300,000 $ 1,283,149
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,690,765
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,574,458
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 635,527
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,422,891
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 520,669
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,800,649
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,086,199
University of California ,
Revenue , 2016 K , Refunding , 5% , 5/15/37 ............................... 1,000,000 1,003,098
Revenue , 2024 BS , Refunding , 5% , 5/15/43 .............................. 2,000,000 2,168,973
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,559,447
Revenue , 2025 CD , 5% , 5/15/36 ...................................... 15,415,000 17,775,978
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 569,626
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 630,433
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,000,676
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 758,223
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 276,643
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 802,097
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 297,472
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,239,820
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 630,922
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 640,901
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 406,305
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 377,637
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 326,038
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 274,930
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,632,264
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,824,638
1,333,387,620
Florida 0.7%
a ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.59%, 3/01/29 ........................................... 11,600,000 9,896,843
U.S. Territories 0.6%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
2,810,000 2,843,434

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 16 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Virgin Islands 0.4%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/42 ................................. $ 1,250,000 $ 1,332,505
Revenue , 2025 , Refunding , 5% , 9/01/43 ................................. 1,500,000 1,592,301
Revenue , 2025 , Refunding , 5% , 9/01/44 ................................. 1,715,000 1,811,240
4,736,046
Total U.S. Territories .................................................................... 7,579,480
Total Municipal Bonds (Cost $ 1,361,704,724 ) ...................................
1,360,714,068
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
California 1.4%
f
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.3% , 10/01/54 ................................................... 3,000,000 3,000,000
f
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 A , Daily VRDN
and Put , 6% , 2/01/38 ............................................... 7,000,000 6,880,395
f
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.25% , 7/01/46 ................................ 2,535,000 2,535,000
f
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.4% , 5/15/48 ................... 2,500,000 2,500,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.3% , 5/15/48 ........... 2,000,000 2,000,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.3% , 5/15/48 ........... 2,400,000 2,400,000
19,315,395
Total Municipal Bonds (Cost $ 19,435,000 ) ......................................
19,315,395
Total Short Term Investments (Cost $ 19,435,000 ) ................................
19,315,395
a
Total Investments (Cost $ 1,381,139,724 ) 99.0% ..................................
$1,380,029,463
Other Assets, less Liabilities 1.0% .............................................
14,395,016
Net Assets 100.0% ...........................................................
$1,394,424,479
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $126,418,251, representing 9.1% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
The rate shown represents the yield at period end.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.